CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Pension liability adjustment, tax benefit (expense)	$ (58)	$ (48)	$ (172)	$ (173)	$ 178	$ (301)	$ 172
Unrealized gains on retained interests, tax benefit (expense)	232	626	811	1,408	1,739	(2,112)	(11,469)
Losses reclassed to earnings, tax benefit (expense)	(546)	(1,958)	(1,864)	(5,635)	8,110	13,805	14,067
Losses (gains) deferred, tax benefit (expense)	$ (4)	$ 3,908	$ 113	$ 6,955	$ 8,535	$ 10,459	$ 4,644